Interest-bearing bank borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of Detailed Information about Borrowings

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Current interest-bearing bank borrowings	38,000	154,249
Non-current interest-bearing bank borrowings	465,155	572,841
Total interest-bearing bank borrowings	503,155	727,090